LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Land Use Rights [Abstract]
Land use rights		¥ 13,860	¥ 16,564
Accumulated amortization		(4,075)	(3,651)
Land use rights, net	$ 1,437	¥ 9,785	¥ 12,913